SECURITIZATIONS AND VARIABLE INTEREST ENTITIES - Funding Commitments (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Funding Commitments for Significant Unconsolidated VIEs
Notional amount	$ 8,313	$ 7,356
Liquidity facilities Citigroup
Funding Commitments for Significant Unconsolidated VIEs
Notional amount	3,675	3,886
Loan commitments Citigroup
Funding Commitments for Significant Unconsolidated VIEs
Notional amount	4,638	3,470
Citicorp
Funding Commitments for Significant Unconsolidated VIEs
Notional amount	7,323	6,159
Citicorp | Liquidity facilities Citigroup
Funding Commitments for Significant Unconsolidated VIEs
Notional amount	3,675	3,886
Citicorp | Liquidity facilities Citigroup | Asset-based financing
Funding Commitments for Significant Unconsolidated VIEs
Notional amount	5	5
Citicorp | Liquidity facilities Citigroup | Municipal securities tender option bond trusts (TOBs)
Funding Commitments for Significant Unconsolidated VIEs
Notional amount	3,670	3,881
Citicorp | Loan commitments Citigroup
Funding Commitments for Significant Unconsolidated VIEs
Notional amount	3,648	2,273
Citicorp | Loan commitments Citigroup | Asset-based financing
Funding Commitments for Significant Unconsolidated VIEs
Notional amount	2,180	999
Citicorp | Loan commitments Citigroup | Municipal investments
Funding Commitments for Significant Unconsolidated VIEs
Notional amount	1,321	1,173
Citicorp | Loan commitments Citigroup | Investment funds
Funding Commitments for Significant Unconsolidated VIEs
Notional amount	124	81
Citicorp | Loan commitments Citigroup | Other
Funding Commitments for Significant Unconsolidated VIEs
Notional amount	23	20
Citi Holdings
Funding Commitments for Significant Unconsolidated VIEs
Notional amount	990	1,197
Citi Holdings | Liquidity facilities Citigroup
Funding Commitments for Significant Unconsolidated VIEs
Notional amount	0	0
Citi Holdings | Loan commitments Citigroup
Funding Commitments for Significant Unconsolidated VIEs
Notional amount	990	1,197
Citi Holdings | Loan commitments Citigroup | Asset-based financing
Funding Commitments for Significant Unconsolidated VIEs
Notional amount	86	258
Citi Holdings | Loan commitments Citigroup | Municipal investments
Funding Commitments for Significant Unconsolidated VIEs
Notional amount	$ 904	$ 939